Borrowings (Details 3) In Millions, unless otherwise specified	Dec. 31, 2012 Short-term financing USD ($)	Dec. 31, 2012 Short-term financing CNY	Dec. 31, 2012 Long-term financing USD ($)	Dec. 31, 2012 Long-term financing CNY
Borrowings
Unused lines of credit	$ 563	3,506	$ 384	2,395